3. MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
3. MINERAL PROPERTY INTERESTS

In accordance with the Company’s accounting policy, all mineral acquisition and exploration expenditures were expensed as incurred. The following tables list the cumulative mineral property acquisition and exploration expenditures incurred on the Company’s properties to December 31, 2012.

On July 15, 2009, the Company entered into a Property Option Agreement with a third party giving the Company the exclusive right and option to acquire a 100% interest in a mineral exploration permit covering the Mammoth property located in Prince George, BC. In addition, the Company is subject to a 2% net smelter return royalty to the optionor upon production. On December 2, 2012 the Company terminated the Property Option Agreement for the Mammoth property. The Company had made the initial option payment of $60,000 and incurred approximately $70,000 in exploration expenditures on the property prior to termination. The Company has no further rights or obligations regarding the property following the termination.

Effective May 26, 2012, Rush Exploration Inc. (the “Company”) executed a Property Option Agreement (the “Agreement”), with Knight Resources (the “Optionor”) granting the Company the exclusive option to an undivided right, title and interest in the Mudersbach Property (the “Property”) located in the Plomosa Mountain Range, La Paz County, Arizona (the “Property”). Simultaneous with the execution and delivery of the Agreement, the Company issued Fifty Million (50,000,000) Shares of its fully paid and non-assessable Restricted Common Stock. The value of the common stock was $0.001 (USD) per share as reflected by the proceeds from the sale of 36,000,000 common shares that completed at substantially the same time. In order to earn a 100% interest in the Property, the Company must pay the Optionor and incur expenditures relating to exploration and mining operations in accordance with the schedule below.

Date	Cash Payments	Expenditures
	CDN	CDN
On or before May 26, 2013	$20,000	$100,000
On or before May 26, 2014	$20,000	$100,000
On or before May 26, 2015	$40,000	$200,000
On or before May 26, 2016	$60,000	$300,000
On or before May 26, 2017	$60,000	$300,000

The Optionor retains a 3% royalty of the aggregate proceeds received by the Company from any smelter or other purchaser of any ores, concentrates, metals or other material of commercial value produced from the property, minus the cost of transportation of the ores, concentrates or metals, including related insurance, and smelting and refining charges, including penalties.